Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 93.3%
Australia – 5.5%
169,630 BlueScope Steel Ltd.
(Materials) $ 2,638,275
580,973 Brambles Ltd. (Commercial &
Professional Services) 6,114,224
29,512 Cochlear Ltd. (Health Care
Equipment & Services) 6,490,613
524,987 Coles Group Ltd. (Consumer
Staples Distribution & Retail) 5,795,452
49,916 Commonwealth Bank of
Australia (Banks) 3,915,386
399,247 Fortescue Ltd. (Materials) 6,681,416
20,567 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 453,036
565,924 Insurance Australia Group Ltd.
(Insurance) 2,360,658
9,345 Macquarie Group Ltd.
(Financial Services) 1,215,575
387,590 National Australia Bank Ltd.
(Banks) 8,775,850
7,179 Reece Ltd. (Capital Goods) 131,446
984,512 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,174,320
5,402 Seven Group Holdings Ltd.
(Capital Goods) 143,551
905,696 Stockland REIT (Equity Real
Estate Investment Trusts
(REITs)) 2,861,888
49,751,690
Austria – 0.2%
46,689 Erste Group Bank AG (Banks) 2,080,823
Belgium – 1.1%
7,363 D’ieteren Group (Consumer
Discretionary Distribution &
Retail) 1,632,392
20,751 Fagron (Health Care Equipment
& Services) 395,356
65,157 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 8,043,436
10,071,184
Denmark – 4.4%
20,443 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 6,129,397
41,567 Jyske Bank A/S (Banks) 3,520,961
203,399 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 26,090,683
22,499 Pandora A/S (Consumer
Durables & Apparel) 3,631,475
39,372,516
Finland – 0.3%
39,328 Kone OYJ, Class B (Capital
Goods) 1,832,179
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
131,110 Nokia OYJ (Technology
Hardware & Equipment) $ 465,191
2,297,370
France – 11.1%
22,372 Air Liquide SA (Materials) 4,654,468
70,447 Airbus SE (Capital Goods) 12,978,373
5,560 Carmila SA REIT (Equity
Real Estate Investment Trusts
(REITs))* 96,706
2,419 Christian Dior SE (Consumer
Durables & Apparel) 2,030,784
100,989 Cie de Saint-Gobain SA
(Capital Goods) 7,838,141
111,519 Danone SA (Food, Beverage &
Tobacco) 7,209,132
16,307 Dassault Aviation SA (Capital
Goods) 3,590,314
144,322 Dassault Systemes (Software &
Services) 6,388,730
2,337 Edenred SE (Financial Services) 124,783
37,698 Eiffage SA (Capital Goods) 4,278,431
203,252 Engie SA (Utilities) 3,405,967
4,844 EssilorLuxottica SA (Health
Care Equipment & Services) 1,095,770
3,929 Hermes International SCA
(Consumer Durables & Apparel) 10,041,668
63,580 Legrand SA (Capital Goods) 6,732,917
2,868 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 2,580,618
72,358 Publicis Groupe SA (Media &
Entertainment) 7,888,510
82,118 Rexel SA (Capital Goods) 2,218,241
42,906 Safran SA (Capital Goods) 9,717,000
961 Sartorius Stedim Biotech
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 274,103
71,226 SCOR SE (Insurance) 2,465,670
24,573 Thales SA (Capital Goods) 4,189,216
99,799,542
Georgia – 0.4%
16,843 Bank of Georgia Group PLC
(Banks) 1,073,550
52,115 TBC Bank Group PLC (Banks) 2,114,731
3,188,281
Germany – 7.3%
16,969 Bechtle AG (Software &
Services) 896,884
1,712 Brenntag SE (Capital Goods) 144,289
34,495 Deutsche Boerse AG (Financial
Services) 7,064,232
353,467 Deutsche Telekom AG
(Telecommunication Services) 8,580,242
84,941 E.ON SE (Utilities) 1,182,543
31,721 GEA Group AG (Capital
Goods) 1,341,170
20,702 Hannover Rueck SE (Insurance) 5,668,757

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,582 HOCHTIEF AG (Capital
Goods) $ 416,239
9,625 Knorr-Bremse AG (Capital
Goods) 727,985
18,163 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 8,866,107
12,186 Nemetschek SE (Software &
Services) 1,206,207
1,094 Rheinmetall AG (Capital
Goods) 615,289
83,568 SAP SE (Software & Services) 16,272,285
14,925 Scout24 SE (Media &
Entertainment)
(a)
1,124,425
57,514 Siemens AG (Capital Goods) 10,981,664
14,781 TeamViewer SE (Software &
Services)*
(a)
220,270
65,308,588
Hong Kong – 0.4%
430,000 Swire Pacific Ltd., Class A
(Real Estate Management &
Development) 3,539,921
Italy – 3.8%
9,199 Azimut Holding SpA (Financial
Services) 250,078
11,581 Banca Mediolanum SpA
(Financial Services) 127,286
1,007,213 Banca Monte dei Paschi di
Siena SpA (Banks)* 4,568,017
981,229 Banco BPM SpA (Banks) 6,528,392
61,704 BFF Bank SpA (Financial
Services)
(a)
826,108
32,179 Credito Emiliano SpA (Banks) 321,993
67,620 Leonardo SpA (Capital Goods) 1,698,862
109,528 Prysmian SpA (Capital Goods) 5,712,321
309,307 UniCredit SpA (Banks) 11,747,270
270,219 Unipol Gruppo SpA (Insurance) 2,264,419
34,044,746
Japan – 25.5%
144,600 Aisin Corp. (Automobiles &
Components) 5,908,754
16,900 Brother Industries Ltd.
(Technology Hardware &
Equipment) 313,431
8,400 Canon Marketing Japan, Inc.
(Technology Hardware &
Equipment) 247,486
12,400 Chubu Electric Power Co., Inc.
(Utilities) 162,144
24,900 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 762,579
22,200 Dai-ichi Life Holdings, Inc.
(Insurance) 566,201
108,900 Daiwa Securities Group, Inc.
(Financial Services) 828,549
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
15,300 Disco Corp. (Semiconductors &
Semiconductor Equipment) $ 5,592,662
1,287,400 ENEOS Holdings, Inc. (Energy) 6,202,504
49,000 Fujitsu Ltd. (Software &
Services) 784,196
56,000 Futaba Industrial Co. Ltd.
(Automobiles & Components) 435,737
16,300 GS Yuasa Corp. (Capital Goods) 339,709
655,200 Honda Motor Co. Ltd.
(Automobiles & Components) 8,107,243
349,400 Hulic Co. Ltd. (Real Estate
Management & Development) 3,588,458
190,900 IHI Corp. (Capital Goods) 5,103,094
105,300 Iino Kaiun Kaisha Ltd.
(Transportation) 878,810
7,900 I-Net Corp. (Software &
Services) 119,291
17,100 ITOCHU Corp. (Capital Goods) 734,609
346,600 JFE Holdings, Inc. (Materials) 5,744,416
36,300 JTEKT Corp. (Automobiles &
Components) 343,328
3,800 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 161,565
26,700 Kandenko Co. Ltd. (Capital
Goods) 304,793
8,800 Kanematsu Corp. (Capital
Goods) 150,203
24,000 Kansai Electric Power Co., Inc.
(The) (Utilities) 342,452
143,300 KDDI Corp.
(Telecommunication Services) 4,236,911
463,300 Kobe Steel Ltd. (Materials) 6,287,001
90,900 Konica Minolta, Inc.
(Technology Hardware &
Equipment) 297,482
34,500 Kurita Water Industries Ltd.
(Capital Goods) 1,430,370
140,700 Marubeni Corp. (Capital
Goods) 2,436,875
170,500 Marusan Securities Co. Ltd.
(Financial Services) 1,209,839
492,500 Mazda Motor Corp.
(Automobiles & Components) 5,707,881
122,400 Mitsubishi Corp. (Capital
Goods) 2,828,815
223,500 Mitsubishi Electric Corp.
(Capital Goods) 3,741,155
36,000 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 656,855
942,400 Mitsubishi HC Capital, Inc.
(Financial Services) 6,572,904
62,400 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 2,295,047
195,300 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 2,105,622

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
385,000 Mizuho Financial Group, Inc.
(Banks) $ 7,613,494
95,500 Mizuho Leasing Co. Ltd.
(Financial Services) 703,924
37,500 Modec, Inc. (Energy) 758,601
418,200 MS&AD Insurance Group
Holdings, Inc. (Insurance)
(b)
7,384,385
67,800 NEC Corp. (Software &
Services) 4,949,762
386,600 NGK Insulators Ltd. (Capital
Goods) 5,198,395
51,400 Nippn Corp. (Food, Beverage &
Tobacco) 789,038
233,400 Nippon Steel Corp. (Materials) 5,616,650
5,000 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) 167,608
69,500 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 957,566
979,500 Nomura Holdings, Inc.
(Financial Services) 6,269,310
88,800 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 2,508,717
21,900 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) 167,426
655,200 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 6,253,076
8,100 Sanki Engineering Co. Ltd.
(Capital Goods) 112,695
273,600 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,690,668
63,800 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 8,271,984
83,700 SCSK Corp. (Software &
Services) 1,555,795
20,500 Seiko Epson Corp. (Technology
Hardware & Equipment) 358,597
226,500 Sekisui House Ltd. (Consumer
Durables & Apparel) 5,138,070
51,800 Shikoku Electric Power Co.,
Inc. (Utilities) 403,607
13,200 Showa Sangyo Co. Ltd. (Food,
Beverage & Tobacco) 301,268
103,200 SoftBank Group Corp.
(Telecommunication Services) 6,128,572
142,400 Sojitz Corp. (Capital Goods) 3,756,359
290,100 Sompo Holdings, Inc.
(Insurance) 6,080,513
44,800 Sony Group Corp. (Consumer
Durables & Apparel) 3,841,633
59,400 Subaru Corp. (Automobiles &
Components) 1,345,282
59,500 Sumitomo Corp. (Capital
Goods) 1,433,233
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
372,400 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) $ 5,744,180
47,000 Sumitomo Heavy Industries
Ltd. (Capital Goods) 1,479,992
20,900 Sumitomo Osaka Cement Co.
Ltd. (Materials) 522,873
183,800 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 6,848,304
4,500 Taikisha Ltd. (Capital Goods) 140,586
19,600 Toa Corp. (Capital Goods) 157,155
15,300 Tokai Rika Co. Ltd.
(Automobiles & Components) 262,543
173,900 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 693,664
91,400 Tokio Marine Holdings, Inc.
(Insurance) 2,865,049
460,800 Tokyo Century Corp. (Financial
Services) 4,799,071
8,000 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 2,083,593
8,900 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 691,416
6,700 Tokyo Tekko Co. Ltd.
(Materials) 232,837
780,700 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 6,307,633
8,900 Topy Industries Ltd. (Materials) 158,775
40,200 Toyo Tire Corp. (Automobiles
& Components) 759,642
33,900 Toyoda Gosei Co. Ltd.
(Automobiles & Components) 747,689
10,000 Toyota Boshoku Corp.
(Automobiles & Components) 170,407
602,300 Toyota Motor Corp.
(Automobiles & Components) 15,223,115
3,800 Trend Micro, Inc. (Software &
Services) 192,990
42,600 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 352,181
228,718,894
Netherlands – 6.1%
334,392 ABN AMRO Bank NV
(Banks)
(a)
5,722,202
10,680 ASM International NV
(Semiconductors &
Semiconductor Equipment) 6,540,462
26,349 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 25,544,362
36,308 BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 5,561,611

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
15,305 Euronext NV (Financial
Services)
(a)
$ 1,456,579
51,611 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 1,544,295
243,461 Shell PLC (Energy) 8,156,458
54,525,969
New Zealand – 0.1%
9,314 Xero Ltd. (Software &
Services)* 808,730
Norway – 1.9%
249,322 Aker BP ASA (Energy) 6,253,370
73,646 Kongsberg Gruppen ASA
(Capital Goods) 5,085,103
182,406 Leroy Seafood Group ASA
(Food, Beverage & Tobacco) 802,442
638,504 Orkla ASA (Food, Beverage &
Tobacco) 4,509,574
4,831 Schibsted ASA, Class B (Media
& Entertainment) 146,223
13,796 Wallenius Wilhelmsen ASA
(Transportation) 112,850
16,909,562
Singapore – 1.2%
191,282 Hafnia Ltd. (Energy) 1,319,701
75,700 Keppel Ltd. (Capital Goods) 411,357
683,500 Oversea-Chinese Banking Corp.
Ltd. (Banks) 6,829,443
1,444,037 Seatrium Ltd. (Capital Goods)* 84,395
98,300 United Overseas Bank Ltd.
(Banks) 2,137,046
10,781,942
Spain – 2.0%
96,523 Amadeus IT Group SA
(Consumer Services) 6,196,462
215,532 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 10,853,397
22,615 Naturgy Energy Group SA
(Utilities) 490,806
17,540,665
Sweden – 2.1%
113,436 AAK AB (Food, Beverage &
Tobacco) 2,695,614
124,335 Fortnox AB (Software &
Services)* 776,696
87,584 Hexagon AB, Class B
(Technology Hardware &
Equipment) 1,035,325
16,792 Indutrade AB (Capital Goods)* 457,361
14,472 Mycronic AB (Technology
Hardware & Equipment) 510,350
15,261 Saab AB, Class B (Capital
Goods) 1,357,510
56,949 Skandinaviska Enskilda Banken
AB, Class A (Banks) 771,519
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
68,177 SKF AB, Class B (Capital
Goods) $ 1,391,821
522,477 SSAB AB, Class B (Materials) 3,857,787
28,510 Swedbank AB, Class A (Banks) 565,859
214,846 Volvo AB, Class B (Capital
Goods) 5,822,638
19,242,480
Switzerland – 6.0%
202,270 ABB Ltd. (Capital Goods) 9,383,366
52,523 Aryzta AG (Food, Beverage &
Tobacco)* 95,373
10 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) 1,206,390
11 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) 131,657
13,595 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 8,124,352
155,129 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 15,025,553
10,554 Sandoz Group AG
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 318,581
12,265 Temenos AG (Software &
Services) 877,320
332,155 UBS Group AG (Financial
Services) 10,227,362
16,123 Zurich Insurance Group AG
(Insurance) 8,709,878
54,099,832
United Kingdom – 8.7%
41,932 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 5,633,311
7,838 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 531,024
665,010 Aviva PLC (Insurance) 4,172,741
246,605 BAE Systems PLC (Capital
Goods) 4,203,492
198,331 Beazley PLC (Insurance) 1,667,749
13,432 Bellway PLC (Consumer
Durables & Apparel) 450,587
32,763 Bodycote PLC (Capital Goods) 287,164
7,264 Clarkson PLC (Transportation) 367,648
299,227 Compass Group PLC
(Consumer Services) 8,777,131
223,273 Imperial Brands PLC (Food,
Beverage & Tobacco) 4,991,186
34,895 Informa PLC (Media &
Entertainment) 366,119
102,234 Investec PLC (Financial
Services) 685,404
61,456 Lancashire Holdings Ltd.
(Insurance) 480,138

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
1,201,806 M&G PLC (Financial Services) $ 3,345,041
827,119 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 2,769,917
22,449 Mears Group PLC (Commercial
& Professional Services) 104,553
143,166 National Grid PLC (Utilities) 1,929,022
21,344 National Grid PLC ADR
(Utilities)
(b)(c)
1,456,088
353,170 Pearson PLC (Consumer
Services) 4,650,365
66,949 Pearson PLC ADR (Consumer
Services) 881,049
49,755 Redde Northgate PLC
(Transportation) 239,576
66,209 Redrow PLC (Consumer
Durables & Apparel) 556,130
23,544 RELX PLC (Commercial &
Professional Services) 1,015,347
2,051,704 Rolls-Royce Holdings PLC
(Capital Goods)* 11,038,931
56,688 Rotork PLC (Capital Goods) 235,380
277,229 Sage Group PLC (The)
(Software & Services) 4,430,694
171,106 Smiths Group PLC (Capital
Goods) 3,546,777
342,460 Taylor Wimpey PLC (Consumer
Durables & Apparel) 592,070
1,093,850 Tesco PLC (Consumer Staples
Distribution & Retail) 4,096,990
157,978 TP ICAP Group PLC (Financial
Services) 449,081
70,350 Unilever PLC (Household &
Personal Products) 3,531,703
37,445 Vesuvius PLC (Capital Goods) 233,597
37,396 Volex PLC (Capital Goods) 135,934
77,851,939
United States – 5.2%
110,311 CRH PLC (Materials) 9,515,427
40,474 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,735,120
90,474 Holcim AG (Materials)* 8,196,653
57,904 Nestle SA (Food, Beverage &
Tobacco) 6,152,297
6,387 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,630,723
72,983 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 7,100,118
367,173 Stellantis NV (Automobiles &
Components) 10,431,039
85,357 Tenaris SA (Energy) 1,687,614
46,448,991
TOTAL COMMON STOCKS
(Cost $629,966,015)
836,383,665
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Germany – 1.0%
6,518 FUCHS SE
(Materials) 2.33% $ 322,922
78,721 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.47 6,327,287
5,537 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences)* 0.39 2,198,802
TOTAL PREFERRED STOCKS
(Cost $8,366,752)
8,849,011
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $638,332,767)
845,232,676
Shares Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.7%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
6,355,725 5.211% 6,355,725
(Cost $6,355,725)
TOTAL INVESTMENTS – 95.0%
(Cost $644,688,492)
$ 851,588,401
OTHER ASSETS IN EXCESS OF LIABILITIES
– 5.0%
44,441,298
NET ASSETS – 100.0%
$ 896,029,699
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) All or portion of security is pledged as collateral for futures contracts. Total market value of securities pledged as collateral on futures contracts amounts to $1,186,346, which represents approximately 0.1% of net assets as of March 31, 2024.
(d) Represents an affiliated issuer.

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 19.8%
Industrials 18.5
Consumer Discretionary 14.6
Information Technology 11.4
Health Care 11.0
Consumer Staples 6.7
Materials 6.3
Real Estate 3.7
Communication Services 3.4
Energy 2.8
Utilities 1.1
Securities Lending Reinvestment Vehicle 0.7
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At March 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 297 06/21/24 $ 16,165,118 $ 130,774
FTSE 100 Index 58 06/21/24 5,847,598 47,807
MSCI Singapore Index 22 04/29/24 473,890 (560)
SPI 200 Index 5 06/20/24 647,659 17,145
TOPIX Index 46 06/13/24 8,354,934 23,401
Total Futures Contracts
$ 218,567

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 1.1%
6,227 AAR Corp.* $ 372,810
3,982 Curtiss-Wright Corp. 1,019,153
16,693 HEICO Corp., Class A 2,569,720
12,658 Hexcel Corp. 922,135
111,232 Howmet Aerospace, Inc. 7,611,606
12,408 Lockheed Martin Corp. 5,644,027
149,820 RTX Corp. 14,611,945
32,751,396
Air Freight & Logistics – 0.1%
15,128 United Parcel Service, Inc.,
Class B 2,248,475
Automobile Components – 0.1%
16,119 Autoliv , Inc. (Sweden) 1,941,211
Automobiles – 0.7%
97,923 General Motors Co. 4,440,808
96,772 Tesla, Inc.* 17,011,550
21,452,358
Banks – 1.3%
260,798 Bank of America Corp. 9,889,460
1 Cadence Bank 29
77,539 Cullen/Frost Bankers, Inc. 8,728,565
11,346 East West Bancorp, Inc. 897,582
40,192 First BanCorp. (Puerto Rico) 704,968
3,519 First Citizens BancShares , Inc.,
Class A 5,753,565
19,845 International Bancshares Corp. 1,114,098
40,827 JPMorgan Chase & Co. 8,177,648
5,054 PNC Financial Services Group,
Inc. (The) 816,727
86,695 Prosperity Bancshares, Inc. 5,702,797
41,785,439
Beverages – 1.1%
553,965 Monster Beverage Corp.* 32,839,045
23,763 Primo Water Corp. 432,724
33,271,769
Biotechnology – 3.7%
279,233 AbbVie, Inc. 50,848,329
11,499 Biogen, Inc.* 2,479,529
160,006 Gilead Sciences, Inc. 11,720,440
132,083 Moderna , Inc.* 14,074,764
4,775 Regeneron Pharmaceuticals,
Inc.* 4,595,890
76,297 Vertex Pharmaceuticals, Inc.* 31,892,909
115,611,861
Broadline Retail – 4.0%
623,356 Amazon.com, Inc.* 112,440,955
34,974 eBay, Inc. 1,845,928
5,605 MercadoLibre , Inc. (Brazil)* 8,474,536
122,761,419
Building Products – 0.7%
3,357 AAON, Inc. 295,752
21,989 Johnson Controls International
PLC 1,436,322
Shares Description Value
aa
Common Stocks – (continued)
Building Products – (continued)
39,269 Lennox International, Inc. $ 19,193,116
20,925,190
Capital Markets – 2.9%
160,197 CME Group, Inc. 34,488,812
1,845 Coinbase Global, Inc., Class A* 489,146
31,838 Interactive Brokers Group, Inc.,
Class A 3,556,623
107,848 Jefferies Financial Group, Inc. 4,756,097
9,250 LPL Financial Holdings, Inc. 2,443,850
82,450 Morgan Stanley 7,763,492
189,281 Nasdaq, Inc. 11,943,631
153,054 Northern Trust Corp. 13,609,562
639,904 Robinhood Markets, Inc., Class
A* 12,881,268
91,932,481
Chemicals – 2.0%
187,288 Axalta Coating Systems Ltd.* 6,440,834
47,477 CF Industries Holdings, Inc. 3,950,561
8,601 Dow, Inc. 498,256
71,308 Element Solutions, Inc. 1,781,274
7,581 Linde PLC 3,520,010
26,262 Mosaic Co. (The) 852,464
16,316 Olin Corp. 959,381
138,969 RPM International, Inc. 16,530,363
81,377 Sherwin-Williams Co. (The) 28,264,673
62,797,816
Communications Equipment – 0.8%
74,650 Arista Networks, Inc.* 21,647,007
43,784 Cisco Systems, Inc. 2,185,259
23,832,266
Construction & Engineering – 0.1%
10,335 Comfort Systems USA, Inc. 3,283,533
3,893 Sterling Infrastructure, Inc.* 429,437
3,712,970
Construction Materials – 1.0%
32,458 Eagle Materials, Inc. 8,820,462
6,646 Martin Marietta Materials, Inc. 4,080,245
35,390 Summit Materials, Inc., Class A* 1,577,332
58,415 Vulcan Materials Co. 15,942,622
30,420,661
Consumer Finance – 2.2%
234,665 Capital One Financial Corp. 34,939,272
96,351 Discover Financial Services 12,630,653
131,102 OneMain Holdings, Inc. 6,698,001
316,003 Synchrony Financial 13,626,049
67,893,975
Consumer Staples Distribution & Retail – 1.7%
8,547 Casey's General Stores, Inc. 2,721,792
68,268 Costco Wholesale Corp. 50,015,185
2,087 Target Corp. 369,837
53,106,814
Diversified Consumer Services – 0.4%
1,587 Graham Holdings Co., Class B 1,218,308
23,862 Grand Canyon Education, Inc.* 3,250,243

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified Consumer Services – (continued)
14,814 H&R Block, Inc. $ 727,516
63,661 Service Corp. International 4,724,283
15,235 Strategic Education, Inc. 1,586,268
11,506,618
Electric Utilities – 0.2%
123,204 Xcel Energy, Inc. 6,622,215
Electrical Equipment – 2.4%
195,946 AMETEK, Inc. 35,838,523
32,336 Atkore , Inc. 6,155,481
32,308 Emerson Electric Co. 3,664,373
85,947 Encore Wire Corp. 22,585,153
101,799 nVent Electric PLC 7,675,645
75,919,175
Electronic Equipment, Instruments & Components – 0.5%
94,239 Keysight Technologies, Inc.* 14,737,095
2,989 Teledyne Technologies, Inc.* 1,283,238
1 Vontier Corp. 45
16,020,378
Energy Equipment & Services – 0.5%
94,650 Schlumberger NV 5,187,766
476,743 TechnipFMC PLC (United
Kingdom) 11,971,017
17,158,783
Entertainment – 0.9%
48,382 Netflix, Inc.* 29,383,840
Financial Services – 4.8%
29,759 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 881,462
133,530 Berkshire Hathaway, Inc., Class
B* 56,152,036
343,965 Equitable Holdings, Inc. 13,074,110
27,204 Fiserv, Inc.* 4,347,743
141,838 Flywire Corp.* 3,519,001
119,426 MGIC Investment Corp. 2,670,365
119,179 Pagseguro Digital Ltd., Class A
(Brazil)* 1,701,876
73,466 StoneCo Ltd., Class A (Brazil)* 1,220,270
205,078 Visa, Inc., Class A 57,233,168
160,518 Voya Financial, Inc. 11,865,490
152,665,521
Food Products – 0.7%
39,594 Darling Ingredients, Inc.* 1,841,517
238,660 General Mills, Inc. 16,699,040
9,833 Lancaster Colony Corp. 2,041,626
20,582,183
Gas Utilities – 0.0%
9,112 Atmos Energy Corp. 1,083,143
Ground Transportation – 0.7%
94,059 CSX Corp. 3,486,767
12,022 Norfolk Southern Corp. 3,064,047
36,542 Ryder System, Inc. 4,391,983
43,995 Union Pacific Corp. 10,819,691
21,762,488
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.6%
507,954 Boston Scientific Corp.* $ 34,789,769
35,822 Intuitive Surgical, Inc.* 14,296,202
49,085,971
Health Care Providers & Services – 4.0%
96,982 Centene Corp.* 7,611,147
21,748 Cigna Group (The) 7,898,656
71,276 Elevance Health, Inc. 36,959,457
6,544 Encompass Health Corp. 540,404
43,802 HCA Healthcare, Inc. 14,609,281
112,567 HealthEquity , Inc.* 9,188,844
112,845 Hims & Hers Health, Inc.* 1,745,712
34,579 Humana, Inc. 11,989,231
6,269 Molina Healthcare, Inc.* 2,575,493
74,114 Quest Diagnostics, Inc. 9,865,315
47,957 UnitedHealth Group, Inc. 23,724,328
126,707,868
Health Care REITs – 0.0%
28,435 Ventas, Inc. REIT 1,238,060
Hotel & Resort REITs – 1.5%
1,485,784 Host Hotels & Resorts, Inc.
REIT 30,726,013
531,112 Park Hotels & Resorts, Inc. REIT 9,289,149
268,199 RLJ Lodging Trust REIT 3,170,112
24,877 Ryman Hospitality Properties,
Inc. REIT 2,876,030
46,061,304
Hotels, Restaurants & Leisure – 2.5%
49,494 Airbnb, Inc., Class A* 8,164,530
18,262 Chipotle Mexican Grill, Inc.* 53,083,434
53,406 International Game Technology
PLC 1,206,442
17,245 Shake Shack, Inc., Class A* 1,793,997
14,177 Wingstop , Inc. 5,194,453
81,196 Wynn Resorts Ltd. 8,300,667
5,222 Yum! Brands, Inc. 724,030
78,467,553
Household Durables – 2.0%
188,174 D.R. Horton, Inc. 30,964,032
187,169 M/I Homes, Inc.* 25,509,263
40,583 PulteGroup, Inc. 4,895,121
61,368,416
Household Products – 0.0%
8,185 Procter & Gamble Co. (The) 1,328,016
Industrial REITs – 0.4%
62,315 First Industrial Realty Trust, Inc.
REIT 3,274,030
65,403 Prologis, Inc. REIT 8,516,779
11,790,809
Insurance – 3.4%
303,068 American Equity Investment Life
Holding Co.* 17,038,483
35,396 American Financial Group, Inc. 4,830,846
49,985 Arch Capital Group Ltd.* 4,620,613
41,284 CNO Financial Group, Inc. 1,134,484
11,633 Globe Life, Inc. 1,353,732

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
72,930 Goosehead Insurance, Inc., Class
A* $ 4,858,597
9,627 Kinsale Capital Group, Inc. 5,051,672
15,650 Marsh & McLennan Cos., Inc. 3,223,587
32,867 Principal Financial Group, Inc. 2,836,751
186,750 Progressive Corp. (The) 38,623,635
6,559 Reinsurance Group of America,
Inc. 1,265,100
65,766 Travelers Cos., Inc. (The) 15,135,387
65,442 W R Berkley Corp. 5,787,691
105,760,578
Interactive Media & Services – 5.3%
326,600 Alphabet, Inc., Class A* 49,293,738
315,000 Alphabet, Inc., Class C* 47,961,900
141,176 Meta Platforms, Inc., Class A 68,552,242
165,807,880
IT Services – 2.5%
5,074 EPAM Systems, Inc.* 1,401,236
52,678 Gartner, Inc.* 25,110,022
112,139 International Business Machines
Corp. 21,414,064
13,789 MongoDB, Inc.* 4,945,287
5,663 Perficient , Inc.* 318,770
120,549 VeriSign, Inc.* 22,845,241
76,034,620
Life Sciences Tools & Services – 1.7%
52,981 IQVIA Holdings, Inc.* 13,398,365
67,528 Medpace Holdings, Inc.* 27,291,441
6,958 Mettler -Toledo International,
Inc.* 9,263,116
3,494 Thermo Fisher Scientific, Inc. 2,030,748
6,675 West Pharmaceutical Services,
Inc. 2,641,364
54,625,034
Machinery – 1.3%
5,761 AGCO Corp. 708,718
1 Fortive Corp. 86
97,597 Illinois Tool Works, Inc. 26,188,203
151,534 Mueller Industries, Inc. 8,172,229
3,190 Parker-Hannifin Corp. 1,772,970
15,142 Snap-on, Inc. 4,485,363
17,147 Trinity Industries, Inc. 477,544
41,805,113
Media – 0.8%
538,121 News Corp., Class A 14,088,008
130,537 Trade Desk, Inc. (The), Class A* 11,411,544
25,499,552
Metals & Mining – 0.4%
120,574 Carpenter Technology Corp. 8,611,395
29,197 Steel Dynamics, Inc. 4,327,871
12,939,266
Office REITs – 0.0%
1 Vornado Realty Trust REIT 29
Oil, Gas & Consumable Fuels – 2.5%
135,360 Antero Midstream Corp. 1,903,162
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
135,648 Antero Resources Corp.* $ 3,933,792
10,830 Cheniere Energy, Inc. 1,746,663
186,166 Devon Energy Corp. 9,341,810
89,256 EOG Resources, Inc. 11,410,487
11,147 Exxon Mobil Corp. 1,295,727
12,264 Hess Corp. 1,871,977
43,602 Kinder Morgan, Inc. 799,661
14,840 Marathon Petroleum Corp. 2,990,260
1,622,690 Nordic American Tankers Ltd. 6,360,945
8,760 ONEOK, Inc. 702,289
33,190 Pioneer Natural Resources Co. 8,712,375
112,988 Scorpio Tankers, Inc. (Monaco) 8,084,291
108,374 Teekay Tankers Ltd., Class A
(Canada) 6,330,125
31,484 Valero Energy Corp. 5,374,004
156,754 Williams Cos., Inc. (The) 6,108,703
76,966,271
Personal Care Products – 0.5%
81,760 elf Beauty, Inc.* 16,027,413
Pharmaceuticals – 1.1%
11,367 Eli Lilly & Co. 8,843,071
88,523 Johnson & Johnson 14,003,454
26,154 Merck & Co., Inc. 3,451,020
44,312 Zoetis, Inc. 7,498,034
33,795,579
Professional Services – 1.4%
42,630 Equifax, Inc. 11,404,377
294,208 ExlService Holdings, Inc.* 9,355,815
50,403 FTI Consulting, Inc.* 10,599,247
28,293 Genpact Ltd. 932,254
156,109 Parsons Corp.* 12,949,242
45,240,935
Real Estate Management & Development – 0.5%
159,123 CoStar Group, Inc.* 15,371,282
32,161 Zillow Group, Inc., Class C* 1,568,814
16,940,096
Residential REITs – 0.5%
1 Apartment Income REIT Corp.
REIT 32
1 Apartment Investment and
Management Co., Class A REIT* 8
15,691 AvalonBay Communities, Inc.
REIT 2,911,622
13,563 Camden Property Trust REIT 1,334,599
42,893 Equity LifeStyle Properties, Inc.
REIT 2,762,309
26,815 Equity Residential REIT 1,692,295
94,993 Invitation Homes, Inc. REIT 3,382,701
26,742 Mid-America Apartment
Communities, Inc. REIT 3,518,713
15,602,279
Retail REITs – 0.1%
21,275 Brixmor Property Group, Inc.
REIT 498,899
63,218 NNN REIT, Inc. REIT 2,701,937

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Retail REITs – (continued)
2 Simon Property Group, Inc.
REIT $ 313
3,201,149
Semiconductors & Semiconductor Equipment – 7.5%
218,165 Applied Materials, Inc. 44,992,168
25,132 Axcelis Technologies, Inc.* 2,802,721
38,684 Broadcom, Inc. 51,272,160
3,264 KLA Corp. 2,280,132
4,959 Lam Research Corp. 4,818,016
128,423 NVIDIA Corp. 116,037,886
63,128 Texas Instruments, Inc. 10,997,529
233,200,612
Software – 11.9%
62,705 Adobe, Inc.* 31,640,943
86,638 Crowdstrike Holdings, Inc.,
Class A* 27,775,276
42,325 Fortinet, Inc.* 2,891,221
34,876 Intuit, Inc. 22,669,400
9,452 Manhattan Associates, Inc.* 2,365,174
524,636 Microsoft Corp.
(a)
220,724,858
55,458 Oracle Corp. 6,966,079
20,331 Palo Alto Networks, Inc.* 5,776,647
82,859 Salesforce, Inc. 24,955,474
24,029 ServiceNow , Inc.* 18,319,710
1,599 SPS Commerce, Inc.* 295,655
8,354 Varonis Systems, Inc.* 394,058
43,289 Zscaler , Inc.* 8,338,760
373,113,255
Specialized REITs – 0.1%
43,448 CubeSmart REIT 1,964,719
9,634 Lamar Advertising Co., Class
A REIT 1,150,396
3,115,115
Specialty Retail – 1.9%
785 Asbury Automotive Group, Inc.* 185,087
8,075 Buckle, Inc. (The) 325,180
17,213 CarMax, Inc.* 1,499,425
1,019 Home Depot, Inc. (The) 390,889
91,859 Lowe’s Cos., Inc. 23,399,243
224,376 Ross Stores, Inc. 32,929,422
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
1 Victoria's Secret & Co.* $ 19
58,729,265
Technology Hardware, Storage & Peripherals – 6.5%
740,190 Apple, Inc. 126,927,781
378,330 Dell Technologies, Inc., Class C 43,171,236
42,942 NetApp, Inc. 4,507,622
5,355 Seagate Technology Holdings
PLC 498,283
26,571 Super Micro Computer, Inc.* 26,837,507
201,942,429
Textiles, Apparel & Luxury Goods – 0.8%
12,460 Deckers Outdoor Corp.* 11,728,099
38,986 G-III Apparel Group Ltd.* 1,130,984
65,014 Levi Strauss & Co., Class A 1,299,630
36,900 Ralph Lauren Corp. 6,928,344
75,785 Skechers USA, Inc., Class A* 4,642,589
25,729,646
Trading Companies & Distributors – 0.3%
84,372 Core & Main, Inc., Class A* 4,830,297
6,318 Ferguson PLC 1,380,041
5,515 United Rentals, Inc. 3,976,921
10,187,259
TOTAL INVESTMENTS – 97.6%
(Cost $1,597,460,641)
$ 3,051,461,817
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
74,494,597
NET ASSETS – 100.0%
$ 3,125,956,414
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of security is pledged as collateral for futures contracts. Total market value of securities pledged as collateral on futures contracts amounts to $702,602, which represents
approximately 0.0% of net assets as of March 31, 2024.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 38 06/21/24 $ 4,077,210 $ 4,347
S&P 500 E-Mini Index 155 06/21/24 41,140,875 3,875
Total Futures Contracts
$ 8,222

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
March 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2024:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-
Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur
International Tax- Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 14,775,406 $ 231,453,632 $ —
Europe 5,700,805 496,293,422 —
North America 11,250,547 35,198,444 —
Oceania — 50,560,420 —
Securities Lending Reinvestment Vehicle 6,355,725 — —
Total
$ 38,082,483 $ 813,505,918 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 219,127 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (560) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 21,996,519 $ — $ —
North America 3,018,068,616 — —
South America 11,396,682 — —
Total
$ 3,051,461,817 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 8,222 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Foreign Custody Risk— A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global
Equity Portfolio to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)